Income Taxes - Schedule of Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current:
Federal	$ 7,046	$ 2,261
State	2,001	1,443
Foreign	(131)	18
Total current provision for income taxes	8,916	3,722
Deferred:
Federal	(5,321)	(944)
State	(636)	(326)
Foreign	(671)	(314)
Total deferred provision for income taxes	(6,628)	(1,584)
Total provision for income taxes	$ 2,288	$ 2,138